Condensed Consolidated Statements of Stockholders' Equity (Unaudited) - USD ($)	Previously Reported Series A Preferred Stock	Previously Reported Series A-1 Preferred Stock	Previously Reported Series B Preferred Stock	Previously Reported Series C Preferred Stock	Previously Reported Common stock	Previously Reported Additional Paid-in Capital	Previously Reported Retained Earnings	Previously Reported	Revision of Prior Period, Adjustment Series A Preferred Stock	Revision of Prior Period, Adjustment Series A-1 Preferred Stock	Revision of Prior Period, Adjustment Series B Preferred Stock	Revision of Prior Period, Adjustment Series C Preferred Stock	Revision of Prior Period, Adjustment Common stock	Revision of Prior Period, Adjustment Additional Paid-in Capital	Revision of Prior Period, Adjustment	Series A Preferred Stock	Series A-1 Preferred Stock	Series B Preferred Stock	Common stock	Additional Paid-in Capital	Retained Earnings	AOCI Attributable to Parent	Total
Temporary equity, shares outstanding, ending balance (in shares) at Dec. 31, 2019	2,770,000	392,000	1,483,000						(2,770,000)	(392,000)	(1,483,000)
Beginning balance at Dec. 31, 2018																			$ 910	$ 11,559	$ (934,407)		$ (921,938)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock option exercise (in shares)																							0
Stock-based compensation																				139,798			$ 139,798
Net loss																					(2,746,021)		(2,746,021)
Ending balance (in shares) at Dec. 31, 2019					9,677,000								21,123,000						30,800,000
Ending balance at Dec. 31, 2019					$ 1,000	$ 497,000	$ (3,680,000)	$ (3,182,000)					$ 2,000	$ 12,256,000	$ 12,258,000				$ 3,000	12,753,000	(3,680,428)		9,076,000
Increase (Decrease) in Temporary Equity [Roll Forward]
Temporary equity, carrying amount, ending balance	$ 5,203,000	$ 992,000	$ 6,063,000						$ (5,203,000)	$ (992,000)	$ (6,063,000)												12,258,132
Temporary equity, carrying amount, beginning balance at Dec. 31, 2019	5,203,000	992,000	6,063,000						(5,203,000)	(992,000)	(6,063,000)												12,258,132
Increase (Decrease) in Temporary Equity [Roll Forward]
Temporary equity, carrying amount, ending balance	$ 5,203,000	$ 992,000	$ 6,063,000						$ (5,203,000)	$ (992,000)	$ (6,063,000)												12,258,132
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of preferred shares, net (in shares)																0	0	0	2,470,000
Issuance of preferred shares, net																$ 0	$ 0	$ 0	$ 0	4,880,000	0		4,880,000
Stock-based compensation																				19,000			19,000
Net loss																					(818,000)		(818,000)
Net unrealized loss on cash flow hedges, net of tax																							0
Ending balance (in shares) at Mar. 31, 2020																			33,270,000
Ending balance at Mar. 31, 2020																			$ 3,000	17,652,000	(4,498,000)		13,157,000
Temporary equity, shares outstanding, beginning balance (in shares) at Dec. 31, 2019	2,770,000	392,000	1,483,000						(2,770,000)	(392,000)	(1,483,000)
Temporary equity, shares outstanding, ending balance (in shares) at Dec. 31, 2020	2,770,000	392,000	2,632,000	5,131,000					(2,770,000)	(392,000)	(2,632,000)	(5,131,000)
Temporary equity, carrying amount, beginning balance at Dec. 31, 2019	$ 5,203,000	$ 992,000	$ 6,063,000						$ (5,203,000)	$ (992,000)	$ (6,063,000)												12,258,132
Increase (Decrease) in Temporary Equity [Roll Forward]
Temporary equity, carrying amount, ending balance	$ 5,203,000	$ 992,000	$ 6,063,000						$ (5,203,000)	$ (992,000)	$ (6,063,000)												12,258,132
Beginning balance (in shares) at Dec. 31, 2019					9,677,000								21,123,000						30,800,000
Beginning balance at Dec. 31, 2019					$ 1,000	497,000	(3,680,000)	(3,182,000)					$ 2,000	12,256,000	12,258,000				$ 3,000	12,753,000	(3,680,428)		$ 9,076,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock option exercise (in shares)																			73,750				73,750
Stock option exercise																			$ 7	34,663			$ 34,670
Stock-based compensation																				153,897			153,897
Net loss																					(17,447,705)		(17,447,705)
Ending balance (in shares) at Dec. 31, 2020					9,750,000								34,711,000						44,461,000
Ending balance at Dec. 31, 2020					$ 1,000	686,000	(21,128,000)	(20,441,000)					$ 3,000	45,204,000	45,207,000				$ 4,000	45,890,000	(21,128,133)		24,766,000
Ending balance (in shares) at Mar. 31, 2020																			33,270,000
Ending balance at Mar. 31, 2020																			$ 3,000	17,652,000	(4,498,000)		13,157,000
Temporary equity, shares outstanding, ending balance (in shares) at Dec. 31, 2020	2,770,000	392,000	2,632,000	5,131,000					(2,770,000)	(392,000)	(2,632,000)	(5,131,000)
Ending balance (in shares) at Dec. 31, 2020					9,750,000								34,711,000						44,461,000
Ending balance at Dec. 31, 2020					$ 1,000	$ 686,000	$ (21,128,000)	$ (20,441,000)					$ 3,000	$ 45,204,000	$ 45,207,000				$ 4,000	45,890,000	(21,128,133)		24,766,000
Increase (Decrease) in Temporary Equity [Roll Forward]
Temporary equity, carrying amount, ending balance	$ 5,203,000	$ 992,000	$ 10,942,000	$ 28,069,000					$ (5,203,000)	$ (992,000)	$ (10,942,000)	$ (28,069,000)											45,207,530
Temporary equity, carrying amount, beginning balance at Dec. 31, 2020	5,203,000	992,000	10,942,000	28,069,000					(5,203,000)	(992,000)	(10,942,000)	(28,069,000)											45,207,530
Increase (Decrease) in Temporary Equity [Roll Forward]
Temporary equity, carrying amount, ending balance	$ 5,203,000	$ 992,000	$ 10,942,000	$ 28,069,000					$ (5,203,000)	$ (992,000)	$ (10,942,000)	$ (28,069,000)											45,207,530
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Business Combination and PIPE Shares, net (in shares)																			53,361,000
Business Combination and PIPE Shares, net																			$ 6,000	433,521,000			433,527,000
Conversion of Private Warrants																				5,819,000			5,819,000
Stock option exercise (in shares)																			103,000
Stock option exercise																				35,000			35,000
Stock-based compensation																				6,287,000			6,287,000
Net loss																					(28,515,000)		(28,515,000)
Net unrealized loss on cash flow hedges, net of tax																						$ (669,000)	(669,000)
Ending balance (in shares) at Mar. 31, 2021																			97,925,000
Ending balance at Mar. 31, 2021																			$ 10,000	$ 491,552,000	$ (49,643,000)	$ (669,000)	$ 441,250,000